Commitments and Contingencies (Details) - Schedule of future minimum rental payments required under operating leases	Sep. 30, 2020 USD ($)
Schedule of future minimum rental payments required under operating leases [Abstract]
2021	$ 138,870
2022	96,784
2023	80,429
2024	61,859
2025 and thereafter	51,550
Total	$ 429,492